Regulatory Capital And Restrictions (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Summary Of Actual Capital Amounts And Ratios
	First Horizon National		First Tennessee Bank
	Corporation		National Association
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
On December 31, 2015
Actual:
Total Capital	$2,836,715	13.01%	$2,768,625	13.09%
Tier 1 Capital	2,572,141	11.79	2,525,912	11.95
Common Equity Tier 1	2,278,580	10.45	2,284,646	10.81
Leverage	2,572,141	9.85	2,525,912	10.06
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,744,961	8.00	1,691,477	8.00
Tier 1 Capital	1,308,721	6.00	1,268,608	6.00
Common Equity Tier 1	981,541	4.50	951,456	4.50
Leverage	1,044,378	4.00	1,004,207	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			2,114,346	10.00
Tier 1 Capital			1,691,477	8.00
Common Equity Tier 1			1,374,325	6.50
Leverage			1,255,258	5.00
On December 31, 2014
Actual:
Total Capital	$3,148,336	16.18%	$3,441,315	17.86%
Tier 1 Capital	2,813,503	14.46	3,107,407	16.12
Leverage	2,813,503	11.43	3,107,407	12.72
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,556,213	8.00	1,541,837	8.00
Tier 1 Capital	778,106	4.00	770,918	4.00
Leverage	985,033	4.00	977,374	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,927,296	10.00
Tier 1 Capital			1,156,378	6.00
Leverage			1,221,717	5.00

2014 Regulatory capital balances and ratios are presented as originally reported, consistent with regulatory reporting rules which prohibit the retroactive restatement of prior years' Reports of Condition and Income due to the adoption of new accounting standards. As a result, 2014 was not restated to reflect the adoption of ASU 2014-01 related to Low Income Housing Tax Credit Investments.